Condensed Consolidated Balance Sheet (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 60,948	$ 7,095	$ 37,001
Prepaid expenses and other current assets	4,619	1,077	2,524
Total current assets	65,567	8,172	39,525
Property and equipment, net	3,408	3,700	2,740
Other assets	187	187
Total assets	69,162	12,059	42,265
Current liabilities:
Accounts payable	5,461	4,314	2,725
Accrued liabilities	3,546	3,173	4,231
Current portion of term debt		417
Redeemable convertible preferred stock warrant liabilities		2,622	1,366
Total current liabilities	9,007	10,526	8,322
Convertible notes at fair value		0
Long-term debt	8,857	7,994
Total liabilities	17,864	18,520	8,322
Commitments and contingencies (Note 5)
Redeemable convertible preferred stock, $0.001 par value; — and 204,198,489 shares authorized at June 30, 2021 and December 31, 2020 respectively; — and 202,009,981 shares issued and outstanding at June 30, 2021 and December 31, 2020 respectively; aggregate liquidation preference of $128,922 at December 31, 2020	0	127,039	125,647
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000,000 and — shares authorized at June 30, 2021 and December 31, 2020, respectively	0	0
Common stock, $0.001 par value; 300,000,000 and 266,833,885 shares authorized at June 30, 2021 and December 31, 2020, respectively; 19,470,914 and 755,478 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	19	0	0
Additional paid-in capital	216,314	4,762	760
Accumulated deficit	(165,035)	(138,262)	(92,464)
Total stockholders' equity (deficit)	51,298	(133,500)	(91,704)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 69,162	$ 12,059	$ 42,265